Schedule II - Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012
Allowance for Trade Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Reserves, Balance at beginning of period	$ 7,957	$ 0	$ 10,680	$ 10,909
Charged to costs and expenses	(125)	1,805	1,937	4,220
Deductions	268	1,191	4,484	3,807
Exchange	(4)	70	(176)	(642)
Valuation Reserves, Balance at end of period	7,560	684	7,957	10,680
Allowance For Other Receivables [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Reserves, Balance at beginning of period	360	0	607	503
Charged to costs and expenses	47	98	(183)	108
Deductions	0	0	64	8
Exchange	0	0	0	4
Valuation Reserves, Balance at end of period	$ 407	$ 98	$ 360	$ 607